Columbia Select Mid Cap Value Fund
First Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Mid Cap Value Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 4.1%
Entertainment 2.2%
Take-Two Interactive Software, Inc.(a)	236,958	53,618,856
Media 1.9%
Nexstar Media Group, Inc., Class A	260,866	44,456,784
Total Communication Services		98,075,640
Consumer Discretionary 9.0%
Hotels, Restaurants & Leisure 1.9%
Hyatt Hotels Corp., Class A	350,258	46,244,564
Household Durables 1.7%
D.R. Horton, Inc.	332,364	39,238,894
Leisure Products 2.0%
Hasbro, Inc.	710,419	47,392,051
Specialty Retail 3.4%
Burlington Stores, Inc.(a)	138,813	31,686,844
O’Reilly Automotive, Inc.(a)	35,009	47,874,807
Total		79,561,651
Total Consumer Discretionary		212,437,160
Consumer Staples 5.5%
Consumer Staples Distribution & Retail 3.9%
Dollar Tree, Inc.(a)	248,865	22,462,555
U.S. Foods Holding Corp.(a)	859,090	67,971,201
Total		90,433,756
Food Products 1.6%
Tyson Foods, Inc., Class A	684,321	38,431,467
Total Consumer Staples		128,865,223
Energy 4.5%
Oil, Gas & Consumable Fuels 4.5%
Devon Energy Corp.	1,330,808	40,270,250
Marathon Petroleum Corp.	417,247	67,068,283
Total		107,338,533
Total Energy		107,338,533
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 19.4%
Banks 4.5%
Popular, Inc.	586,753	60,746,538
Regions Financial Corp.	2,158,592	46,280,213
Total		107,026,751
Capital Markets 2.0%
Carlyle Group, Inc. (The)	1,025,676	46,360,555
Consumer Finance 2.5%
Capital One Financial Corp.	312,011	59,016,881
Financial Services 3.5%
Global Payments, Inc.	507,432	38,366,933
Voya Financial, Inc.	682,044	45,369,567
Total		83,736,500
Insurance 6.9%
Hanover Insurance Group, Inc. (The)	325,910	57,353,642
Kemper Corp.	751,391	47,886,148
Reinsurance Group of America, Inc.	282,919	57,514,604
Total		162,754,394
Total Financials		458,895,081
Health Care 8.0%
Health Care Equipment & Supplies 1.9%
Zimmer Biomet Holdings, Inc.	494,857	45,610,970
Health Care Providers & Services 4.6%
Centene Corp.(a)	608,981	34,370,888
Humana, Inc.	52,266	12,184,772
Quest Diagnostics, Inc.	358,563	62,153,310
Total		108,708,970
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	305,962	34,243,267
Total Health Care		188,563,207
Industrials 19.0%
Aerospace & Defense 2.7%
ATI, Inc.(a)	798,676	63,606,556
Building Products 2.5%
Trane Technologies PLC	137,273	59,064,454

Columbia Select Mid Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Mid Cap Value Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.8%
AMETEK, Inc.	369,707	66,081,429
Machinery 5.6%
Ingersoll Rand, Inc.	736,744	60,147,780
ITT, Inc.	481,346	72,461,827
Total		132,609,607
Passenger Airlines 2.9%
Southwest Airlines Co.	2,017,681	67,350,192
Professional Services 2.5%
CACI International, Inc., Class A(a)	136,547	58,442,116
Total Industrials		447,154,354
Information Technology 8.0%
Communications Equipment 1.9%
Motorola Solutions, Inc.	106,841	44,379,614
Electronic Equipment, Instruments & Components 2.8%
Corning, Inc.	1,314,634	65,192,700
Semiconductors & Semiconductor Equipment 3.3%
Marvell Technology, Inc.	333,433	20,069,332
ON Semiconductor Corp.(a)	777,389	32,665,886
Teradyne, Inc.	329,868	25,927,625
Total		78,662,843
Total Information Technology		188,235,157
Materials 3.5%
Chemicals 1.8%
Chemours Co. LLC (The)	1,816,526	18,401,409
FMC Corp.	611,663	24,809,051
Total		43,210,460
Metals & Mining 1.7%
Freeport-McMoRan, Inc.	1,004,795	38,664,511
Total Materials		81,874,971
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 9.8%
Health Care REITs 3.3%
Welltower, Inc.	505,272	77,953,364
Industrial REITs 2.1%
First Industrial Realty Trust, Inc.	980,833	48,482,575
Specialized REITs 4.4%
Gaming and Leisure Properties, Inc.	1,059,569	49,481,873
Lamar Advertising Co., Class A	453,985	54,723,352
Total		104,205,225
Total Real Estate		230,641,164
Utilities 8.0%
Electric Utilities 5.0%
Entergy Corp.	887,070	73,875,189
PG&E Corp.	2,594,595	43,796,764
Total		117,671,953
Multi-Utilities 3.0%
Ameren Corp.	731,693	70,886,418
Total Utilities		188,558,371
Total Common Stocks (Cost $1,443,076,622)		2,330,638,861

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(b),(c)	25,517,197	25,509,542
Total Money Market Funds (Cost $25,505,836)		25,509,542
Total Investments in Securities (Cost: $1,468,582,458)		2,356,148,403
Other Assets & Liabilities, Net		2,114,251
Net Assets		2,358,262,654
Columbia Select Mid Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Mid Cap Value Fund, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	47,893,645	34,724,139	(57,103,242)	(5,000)	25,509,542	(3,437)	350,418	25,517,197
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Select Mid Cap Value Fund  | 2025

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1QT197_02_R01_(07/25)